Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Effective Income Tax Rate

The below table summarizes the computation of income tax expense for the year ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Net income (loss) before taxes	€(1,544,691)	€(4,481,601)	€(3,130,635)
Add: permanent differences	955,187	2,539,999	886,178
Add (less): temporary differences	589,505	1,941,602	(68,819)
Less: cancellation of negative tax base	-	-	-
Taxable income (loss)	-	-	(2,313,276)
Tax rate at 25%	-	-	(93,022)
Add (less): deferred income tax expenses (recovery)	(388,382)	(1,144,601)	(1,023,826)
Income tax expense (recovery)	€(388,382)	€(1,144,601)	€(1,116,848)

Schedule of Effective Income Tax Rate

The following table provides a reconciliation between the statutory rate and the effective income tax rate, expressed as a percentage of income before income taxes:

	Year Ended December 31,
	2025	2024	2023
Tax at the statutory rate	25.0%	25.0%	25.0%
Permanent differences	(15.4)%	0.0%	(7.1)%
Temporary differences	(3.4)%	(10.8)%	0.6%
Cancellation of negative tax basis	0.0%	0.0%	0.0%
Tax Credit	0.0%	0.0%	0.0%
Effective tax rate	6.2%	14.2%	18.5%